OPERATING LEASES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Operating leases [Line Items]
Non-cancellable operating lease rentals	$ 1.5	$ 10.2
Less than 1 year
Operating leases [Line Items]
Non-cancellable operating lease rentals	1.0	2.0
Between 1 and 5 years
Operating leases [Line Items]
Non-cancellable operating lease rentals	0.5	5.0
More than 5 years
Operating leases [Line Items]
Non-cancellable operating lease rentals	$ 0.0	$ 3.2